OTHER RECEIVABLES AND PREPAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER RECEIVABLES AND PREPAYMENTS
Prepaid expense	¥ 640	¥ 2,036
Security deposit	121	0
Other receivable	84	0
Other receivables and prepayments	¥ 845	¥ 2,036